Acquisition	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
ACQUISITION
4.	ACQUISITION

4.1 Acquisition of Lixiaozhi (Chongqing) Internet Technology Co., Ltd. (“LXZ”)

On January 10, 2020, the Company entered into a purchase agreement with the shareholder of LXZ to acquire 100% equity interest in LXZ with a cash consideration of RMB 200 (US$31). LXZ is engaged in operating its own live streaming platform. The Company believes the acquisition of LXZ helps to enrich its product line, expand its user base and capitalize on the growth potential in the lives streaming market. The operating results of LXZ for the years ended December 31, 2019 and 2020 were not significant to the Company. The operating results of LXZ have been included in the consolidated financial statements since the acquisition. The Company’s acquisition of LXZ was accounted for as business combination in accordance with ASC 805. Acquisition-related costs incurred for the acquisitions are not material. The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, which represents the net purchase price allocation at the date of the acquisition based on a valuation performed by an independent valuation firm engaged by the Company.

	Amount
	RMB	USD
Cash acquired	23	4
Accounts receivable, net	8	1
Intangible assets, net	239	37
Accounts and other payables	(70)	(11)
Total consideration	200	31

The intangible assets are mainly attributable to a license and software acquired through the acquisition, which are generally amortized over 3 years.

4.2 Acquisition of BeeLive

On August 10, 2020, the Company signed an Equity Acquisition Framework Agreement (the “BeeLive Acquisition Agreement”) to acquire 100% equity interest in Sciscape International Limited which holds the platform BeeLive International and 100% equity interest in Tianjin Guangju Dingfei Technology Co., Ltd. which holds BeeLive Chinese (MiFeng). Pursuant to the Agreement, the Company is required to pay (i) a cash consideration of RMB50.0 million (US$7.4 million) and (ii) RMB250.0 million in ordinary shares (approximately 5.4 million ordinary shares) to be issued by the Company. 30% of share consideration payments are subject to certain performance conditions (i.e. earn-out provisions as discussed below) and requirements over the following three years (earn-out arrangement). The fair value of purchase price including the consideration for earn-out arrangement was RMB264,755, based on a valuation performed by an independent valuation firm engaged by the Company. Tianjin Guangju Dingfei Technology Co., Ltd. subsequently changed its name to Sixiang Mifeng (Tianjin) Technology Co. and Sciscape International Limited changed its name to Scienjoy BeeLive Limited (together “BeeLive”). BeeLive is a global live streaming platform that initially launched in China in November 2016. To date, BeeLive International offers Arabic language live streaming product in the Middle East and Thai language live streaming product in Southeast Asia. The Company believes that this acquisition will provide users with an increasingly vibrant and interactive social experience and drive the Company’s expansion of the user base both in China and around the world.

The Company’s acquisition of BeeLive was accounted for as business combination in accordance with ASC 805. Acquisition-related costs incurred for the acquisitions are not material. The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, which represents the net purchase price allocation at the date of the acquisition based on a valuation performed by an independent valuation firm engaged by the Company. For the year ended December 31, 2020, the first portion of earn-out shares of 540,960 achieved the performance requirement.

	Amount
	RMB	USD
Cash acquired	10,129	1,552
Accounts receivable, net	29,330	4,495
Prepayment	7,390	1,132
Amounts due from related parties	21,840	3,347
	68,689	10,526

Property and equipment, net	426	65
Intangible assets, net	240,610	36,875
Deferred tax asset	7,577	1,161
Goodwill	92,069	14,110
Total assets	409,371	62,737

Current liabilities	77,079	11,813
Loan payable – non-current portion	7,400	1,134
Deferred tax liability	60,137	9,216
Total liabilities	144,616	22,163
Total consideration	264,755	40,574

The intangible assets are mainly attributable to Trademark and license as well as software acquired through the acquisition, which are generally amortized over 5-10 years, except that the license acquired for Beelive platform is determined to have an infinite useful life and is not subject to amortization.

BeeLive began its international markets during the second half of 2019 and launched its Arabic language live streaming product in the Middle East and its Thai language live streaming product in Southeast Asia since mid of 2019. The following table summarizes unaudited pro forma results of operations for the year ended December 31, 2019 assuming that acquisition of BeeLive occurred as of January 1, 2019. The pro forma results have been prepared for comparative purpose only based on management’s best estimate and do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred as of the beginning of period:

	For the years ended December 31, 2019	For the years ended December 31, 2019
	(Unaudited)	(Unaudited)
	RMB	USD
Pro forma revenue	1,280,228	196,204
Pro forma gross profit	204,450	31,333
Pro forma income from operations	155,767	23,872
Pro forma net income	151,747	23,256

As of December 31, 2019, BeeLive’s own assets and liabilities were not significant. The assets and liabilities on the pro-forma balance sheets as of December 31, 2019 was substantially the financial position of the Company.